EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2016
EARNINGS PER SHARE [Abstract]
Schedule of computation of basic and diluted net loss per ordinary share
	Years ended December 31,
	2014	2015	2016
Net income (loss):
Income (loss) from continuing operations	$29,790	$(223,177)	$(194,053)
Income on discontinued operations, net of tax	30,288	1,520	8,701

Net income (loss)	60,078	(221,657)	(185,352)
Add: net loss attributable to noncontrolling interest	382	1,529	-

Net income (loss) attributable to Renren Inc. shareholders	$60,460	$(220,128)	$(185,352)

Weighted average number of ordinary shares outstanding used in computing net income (loss) per ordinary share-basic	1,059,446,436	1,019,378,556	1,022,664,396
Incremental weighted average ordinary shares from assumed exercise of stock options using the treasury stock method	8,185,273	7,857,646	4,512,567

Weighted average number of ordinary shares outstanding used in computing net income per ordinary share-diluted	1,067,631,709	1,027,236,202	1,027,176,963

Net income (loss) per ordinary share attributable to Renren Inc. shareholders - basic:
Income (loss) per ordinary share from continuing operations	$0.03	$(0.22)	$(0.19)
Income per ordinary share from discontinued operations	$0.03	$0.00	$0.01

Net income (loss) per ordinary share attributable to Renren Inc. shareholders - basic:	$0.06	$(0.22)	$(0.18)

Net income (loss) per ordinary share attributable to Renren Inc. shareholders - diluted:
Income (loss) per ordinary share from continuing operations	$0.03	$(0.22)	$(0.19)
Income per ordinary share from discontinued operations	$0.03	$0.00	$0.01

Net income (loss) per ordinary share attributable to Renren Inc. shareholders - diluted:	$0.06	$(0.22)	$(0.18)